SUBSEQUENT EVENTS (Details)-Q							6 Months Ended		12 Months Ended
	Aug. 12, 2016 USD ($)	Jul. 22, 2016 $ / shares shares	Jul. 05, 2016 USD ($) director $ / shares shares	Jul. 04, 2016 director	May 04, 2016 director $ / shares	May 03, 2016 director	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
SUBSEQUENT EVENTS
Number of Board of Director members | director					5	3
Exercise price of options issued (in dollars per share)							$ 0.97		$ 1.00
Proceeds from offering of common stock | $							$ 95,000	$ 49,200	$ 3,834,001	$ 1,097,030
Directors
SUBSEQUENT EVENTS
Exercise price of options issued (in dollars per share)					$ 1.10
Subsequent Event
SUBSEQUENT EVENTS
Number of Board of Director members | director			6	5
Subsequent Event | Registration Statement on Form S-1 | Forecast
SUBSEQUENT EVENTS
Proceeds from offering of common stock | $	$ 27,000,000
Subsequent Event | Consultant | Common Stock
SUBSEQUENT EVENTS
Number of shares issued | shares		8,333
Price of shares issued (in dollars per share)		$ 1.65
Subsequent Event | Directors
SUBSEQUENT EVENTS
Number of shares granted | shares			25,000
Number of options granted | shares			25,000
Exercise price of options issued (in dollars per share)			$ 1.60
Quarterly director fee | $			$ 3,000